Non-controlling interests	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Non-controlling interests
30.	Non-controlling interests
As at 31 December 2024 and 2023, material
non-controlling
interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.74% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2024, 2023 and 2022, in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2024	31 December 2023	31 December 2024	31 December 2023

Summarized statement of financial position information
Current assets	8 746	7 552	3 824	4 259
Non-current assets	17 498	19 846	10 945	11 975
Current liabilities	7 976	8 470	3 924	4 649
Non-current liabilities	2 186	2 374	605	735
Equity attributable to equity holders	15 930	16 312	10 184	10 785
Non-controlling interests	151	242	56	65

	Ambev			Budweiser APAC
Million US dollar	2024	2023	2022	2024	2023	2022

Summarized income statement and other comprehensive income information
Revenue	16 678	15 920	15 434	6 246	6 856	6 478
Net income	2 768	2 987	2 883	750	880	949

Attributable to:
Equity holders	2 692	2 895	2 800	719	852	913
Non-controlling interests	76	92	84	31	28	36

Net income	2 768	2 987	2 883	750	880	949
Other comprehensive income	1 677	(1 909)	(1 300)	(694)	(286)	(812)
Total comprehensive income	4 445	1 078	1 584	56	594	137

Attributable to:
Equity holders	4 337	1 011	1 517	33	567	105
Non-controlling interests	108	67	67	23	27	32

Summarized cash flow information
Cash flow from operating activities	4 866	4 934	3 997	1 135	1 811	1 577
Cash flow from investing activities	(1 019)	(1 151)	(969)	(409)	(447)	(440)
Cash flow from financing activities	(1 930)	(3 218)	(3 164)	(903)	(621)	(500)
Net increase/(decrease) in cash and cash equivalents	1 917	565	(136)	(177)	743	637
Dividends paid by Ambev and its subsidiaries to
non-controlling
interests (i.e., to entities outside the AB InBev Group) amounted to 0.8 billion US dollar for 2024 (2023: 1.0 billion US dollar; 2022: 1.0 billion US dollar). In 2024, Budweiser APAC and its subsidiaries paid a final dividend related to the financial year 2024 to non-controlling
interests amounting to 119m US dollar (2023: 94m US dollar; 2022: 83m US dollar).
Other
non-controlling
interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda and Zambia), as well as non-controlling
interests in
US-based
metal container operations from Apollo Global Management, Inc. (“Apollo”) and non-controlling
interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.